Long-Term and Short-Term Loans Issued - Summary of Provision for Impairment of Loans Movement (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₽ (116)	₽ (202)
(Charge)/reversal for the year	(219)	(53)
Utilisation	14	139
Ending balance	(321)	(116)
Installment card loans [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
(Charge)/reversal for the year	(222)
Utilisation	0
Ending balance	(222)	0
Loans to legal entities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(113)	(199)
(Charge)/reversal for the year	3	(53)
Utilisation	14	139
Ending balance	(96)	(113)
Loans to financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3)	(3)
(Charge)/reversal for the year	0	0
Utilisation	0	0
Ending balance	₽ (3)	₽ (3)